Condensed consolidated statement of changes in equity (unaudited) - USD ($) $ in Millions	Total	Equity (deficit) attributable to owners of the Company	Share capital	Share premium	Accumulated losses	Other reserve	Share-based payment reserve	Foreign currency translation reserve	Non- controlling interests
Beginning balance at Dec. 31, 2023	$ 6,468	$ 6,449		$ 22,669	$ (16,764)	$ 138	$ 474	$ (68)	$ 19
Total comprehensive income/ (loss) for the period
Profit/ (loss) for the period	(184)	(157)			(157)				(27)
Other comprehensive income/ (loss)
Exchange differences on translation of foreign operations	(32)	(28)						(28)	(4)
Other comprehensive income/ (loss) for the period, net of tax	(32)	(28)	$ 0	0			0	(28)	(4)
Total comprehensive income/ (loss) for the period	(216)	(185)	0	0	(157)		0	(28)	(31)
Contributions by owners
Share options exercised/restricted stock units vested	13	13		264			(251)
Share-based payment	176	176					176
Repurchase and retirement of ordinary shares	(131)	(131)			(131)
Total contributions by owners	58	58		264	(131)	0	(75)	0	0
Changes in ownership interests in subsidiaries
Changes in non-controlling interests without a loss of control	33	(57)			(57)				90
Total changes in ownership interests in subsidiaries	33	(57)	0	0	(57)	0	0	0	90
Total transactions with owners	91	1		264	(188)	0	(75)	0	90
Ending balance at Jun. 30, 2024	6,343	6,265		22,933	(17,109)	138	399	(96)	78
Beginning balance at Dec. 31, 2024	6,351	6,399		23,549	(17,347)	(119)	392	(76)	(48)
Total comprehensive income/ (loss) for the period
Profit/ (loss) for the period	30	59			59				(29)
Other comprehensive income/ (loss)
Exchange differences on translation of foreign operations	91	78						78	13
Investments and put liabilities at FVOCI – net change in fair value	(2)	(1)				(1)			(1)
Other comprehensive income/ (loss) for the period, net of tax	89	77	0	0	0	(1)	0	78	12
Total comprehensive income/ (loss) for the period	119	136	0	0	59	(1)	0	78	(17)
Contributions by owners
Acquisition of a subsidiary	(9)	(16)				(16)			7
Share options exercised/restricted stock units vested	6	4		237			(233)		2
Share-based payment	143	143					143
Repurchase and retirement of ordinary shares	(274)	(274)			(274)
Total contributions by owners	(134)	(143)		237	(274)	(16)	(90)	0	9
Changes in ownership interests in subsidiaries
Changes in non-controlling interests without a loss of control	25	(30)			(30)				55
Total changes in ownership interests in subsidiaries	25	(30)	$ 0	0	(30)	0	0	0	55
Total transactions with owners	(109)	(173)		237	(304)	(16)	(90)	0	64
Ending balance at Jun. 30, 2025	$ 6,361	$ 6,362		$ 23,786	$ (17,592)	$ (136)	$ 302	$ 2	$ (1)